Share - Based Payment - Summaries of All STI and LTI Performance Rights Granted (Detail)	12 Months Ended
	Jun. 30, 2019 $ / shares	Jun. 30, 2018 $ / shares	Jun. 30, 2017
Disclosure of other equity instruments [line items]
Balance at start of the year	21,481,457	10,881,194	3,431,373
Granted during the year Number	10,000,000	13,272,356	10,023,350
Exercised	(9,975,660)	(2,672,093)	(2,573,529)
Balance at end of the end year Number	21,505,797	21,481,457	10,881,194
Vested and exercisable at end of the year Number	0	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at start of the year	108,964,706	33,852,075
Granted during the year Number	7,751,152	128,900,000
Exercised	(50,566,667)	(53,787,369)
Lapsed during the year Number	(16,731,373)
Balance at end of the end year Number	49,417,818	108,964,706	33,852,075
Vested and exercisable at end of the year Number		5,000,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | September 19, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.044	$ 0.044
Balance at start of the year	2,757,353	2,757,353
Lapsed during the year Number	(2,757,353)
Balance at end of the end year Number		2,757,353	2,757,353
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | September 19, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.044	$ 0.044
Balance at start of the year	919,118	919,118
Lapsed during the year Number	(919,118)
Balance at end of the end year Number		919,118	919,118
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 14, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.038	$ 0.038
Balance at start of the year	9,191,177	9,191,177
Lapsed during the year Number	(9,191,177)
Balance at end of the end year Number		9,191,177	9,191,177
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 14, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.040	$ 0.040
Balance at start of the year	3,063,725	3,063,725
Lapsed during the year Number	(3,063,725)
Balance at end of the end year Number		3,063,725	3,063,725
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | August 5, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value		$ 0.047
Balance at start of the year		14,000,001
Exercised		(14,000,001)
Balance at end of the end year Number			14,000,001
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.060	$ 0.060
Balance at start of the year	600,000	600,000
Lapsed during the year Number	(600,000)
Balance at end of the end year Number		600,000	600,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.061	$ 0.061
Balance at start of the year	200,000	200,000
Lapsed during the year Number	(200,000)
Balance at end of the end year Number		200,000	200,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | March 7, 2016 [member]
Disclosure of other equity instruments [line items]
Fair value		$ 0.041
Balance at start of the year		1,486,326
Exercised		(1,486,326)
Balance at end of the end year Number			1,486,326
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | February 10, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value		$ 0.035
Balance at start of the year		1,634,375
Exercised		(1,634,375)
Balance at end of the end year Number			1,634,375
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | August 2, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.020	$ 0.020
Balance at start of the year	3,900,000
Granted during the year Number		3,900,000
Exercised	(3,900,000)
Balance at end of the end year Number		3,900,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 17, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.024	$ 0.024
Balance at start of the year	33,333,333
Granted during the year Number		50,000,000
Exercised	(16,666,667)	(16,666,667)
Balance at end of the end year Number	16,666,666	33,333,333
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 28, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.023	$ 0.023
Balance at start of the year	15,000,000
Granted during the year Number		15,000,000
Exercised	(10,000,000)
Balance at end of the end year Number	5,000,000	15,000,000
Vested and exercisable at end of the year Number		5,000,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 29, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.023	$ 0.023
Balance at start of the year	40,000,000
Granted during the year Number		60,000,000
Exercised	(20,000,000)	(20,000,000)
Balance at end of the end year Number	20,000,000	40,000,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 2, 2018 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.047
Granted during the year Number	7,751,152
Balance at end of the end year Number	7,751,152